Promissory Notes (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	May 23, 2023	Mar. 31, 2023	Jun. 30, 2023	May 18, 2023
Short-Term Debt [Line Items]
Aggregate value				$ 360,000
Promissory Notes [Member] | Investor [Member]
Short-Term Debt [Line Items]
Aggregate borrowing amount		$ 626,500
Promissary notes outstanding amount			$ 901,500
Debt discount total			$ 107,100
Debt discount per share			$ 0.18
Unamortized debt discount			$ 93,496
Promissory Notes [Member] | Investor [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Stock issued during period, shares, new issues		95,000
Promissory Notes [Member] | Polar Multi Strategy Master Fund [Member]
Short-Term Debt [Line Items]
Aggregate value	$ 500,000
Promissory Notes [Member] | Polar Multi Strategy Master Fund [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Stock issued during period, shares, new issues	500,000